Submission	Oct. 23, 2026
Submission [Line Items]
Central Index Key	0002160391
Registrant Name	Madara AI & Frontier Technologies Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES